STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating and formation expenses	$ 1,043,627	$ 1,443,062
Loss from operations	(1,043,627)	(1,443,062)
Other income:
Income from investments held in the Trust Account	4,724,941	3,212,946
Interest income on an operating account	94	919
Gain on forfeiture of deferred underwriting fee payable	336,985
Change in fair value of derivative warrant liabilities		7,516,000
Total other income	5,062,020	10,729,865
Net income	$ 4,018,393	$ 9,286,803
Class A Redeemable
Other income:
Weighted average shares outstanding - basic	9,753,411	23,000,000
Weighted average shares outstanding - diluted	9,753,411	23,000,000
Net income per share - basic	$ 0.26	$ 0.32
Net income per share - diluted	$ 0.26	$ 0.32
Class A (non-redeemable) and Class B
Other income:
Weighted average shares outstanding - basic	5,750,000	5,750,000
Weighted average shares outstanding - diluted	5,750,000	5,750,000
Net income per share - basic	$ 0.26	$ 0.32
Net income per share - diluted	$ 0.26	$ 0.32